Pension Benefits - Changes in Benefit Obligation and Fair Value of Benefit Plans Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Change in fair value of plan assets:
Ending balance	$ 97,158	$ 138,876
Funded status deficiency	(24,446)	(12,120)
Amounts recognized in the balance sheets:
Other long-term liabilities	24,446	12,120
Accumulated other comprehensive loss:
Net actuarial losses	(32,060)	(20,922)
Benefit obligation [Member]
Change in benefit obligation:
Beginning balance	150,996	148,490
Service cost	8,800	9,768
Interest cost	4,975	4,974
Contributions by plan participants	292	481
Actuarial (gain) loss	15,982	3,396
Benefits paid	(5,476)	(9,501)
Plan settlements and amendments	(21,235)	(3,126)
Benefit obligations assumed on acquisition	1,083	3,125
Foreign currency exchange rate changes	(33,680)	(6,515)
Other	(133)	(96)
Ending balance	121,604	150,996
Change in fair value of plan assets:
Contributions by plan participants	292	481
Benefits paid	(5,476)	(9,501)
Other	133	96
Fair Value Of Plan Assets [Member]
Change in benefit obligation:
Contributions by plan participants	292	481
Benefits paid	(5,456)	(9,470)
Other	558	425
Change in fair value of plan assets:
Beginning balance	138,876	134,408
Actual return on plan assets	2,849	4,453
Contributions by the employer	12,283	14,609
Contributions by plan participants	292	481
Benefits paid	(5,456)	(9,470)
Plan settlements and amendments	(22,405)	(2,118)
Plan assets assumed on acquisition	998	2,502
Foreign currency exchange rate changes	(29,721)	(5,564)
Other	(558)	(425)
Ending balance	$ 97,158	$ 138,876